Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]	Share premium [member]	Reserve of share-based payments [member]	Accumulated Losses [Member]	Revaluation surplus [member]	Reserve of exchange differences on translation [member]	Reserve of cash flow hedges [member]	Financial Assets at FVTOCI [Member]	Reserve of gains and losses on hedging instruments that hedge investments in equity instruments [member]	Other equity interest [member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2021	$ 83	$ 4,678,585			$ (128,409)	$ (110,936)	$ 1,487	$ 1,741	$ (1,519)	$ 4,441,032	$ 1,509	$ 4,442,541
IfrsStatementLineItems [Line Items]
Loss for the year					(364,578)					(364,578)	(56)	(364,634)
Share-based compensation granted, net of shares withheld for employee taxes					201,991					201,991		201,991
Share-based compensation - contingent share award (CSA) termination					355,573					355,573		355,573
Stock options exercised		4,505								4,505		4,505
Shares issued on business acquisition		36,671								36,671		36,671
Shares issued on IPO over-allotment		247,998								247,998		247,998
Transactions costs from IPO over-allotment		(3,985)								(3,985)		(3,985)
Loss of control of subsidiary											(1,453)	(1,453)
Other comprehensive income or loss, net of tax
Cash flow hedge							(8,973)			(8,973)		(8,973)
Fair value changes - financial assets at FVTOCI								(24,039)		(24,039)		(24,039)
Currency translation on foreign entities						2,580				2,580		2,580
Own credit adjustment									2,008	2,008		2,008
Ending balance, value at Dec. 31, 2022	83	4,963,774	$ 765,639	$ (701,062)	64,577	(108,356)	(7,486)	(22,298)	489	4,890,783		4,890,783
IfrsStatementLineItems [Line Items]
Loss for the year				1,030,530	1,030,530							1,030,530
Share-based compensation, net of shares withheld for employee taxes			160,309		160,309							160,309
Shares issued to service providers			21,533		21,533							21,533
Shares issued	1											1
Stock options exercised		9,148										9,148
Other comprehensive income or loss, net of tax
Cash flow hedge							19,903					19,903
Fair value changes - financial assets at FVTOCI								30,296				30,296
Currency translation on foreign entities						243,853						243,853
Own credit adjustment									29			29
Ending balance, value at Dec. 31, 2023	84	4,972,922	947,481	329,468	1,276,949	135,497	12,417	7,998	518	6,406,385		6,406,385
IfrsStatementLineItems [Line Items]
Loss for the year					1,972,112					1,972,112		1,972,112
Share-based compensation, net of shares withheld for employee taxes					170,252					170,252		170,252
Shares issued to providers					1,283					1,283		1,283
Shares issued on business acquisition		75,308								75,308		75,308
Stock options exercised		5,546								5,546		5,546
Increase in non-controlling interests											787	787
Other comprehensive income or loss, net of tax
Cash flow hedge							10,333			10,333		10,333
Fair value changes - financial assets at FVTOCI								3,584		3,584		3,584
Currency translation on foreign entities						(998,474)				(998,474)		(998,474)
Own credit adjustment									(40)	(40)		(40)
Ending balance, value at Dec. 31, 2024	$ 84	$ 5,053,776			$ 3,420,596	$ (862,977)	$ 22,750	$ 11,582	$ 478	$ 7,646,289	$ 787	$ 7,647,076